UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    May 7, 2007

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		88

Form 13F Information Table Value Total:		$117,448

List of Other Included Managers:

NONE


                            TITLE                VALUE       SHARES/   SHRS/      INVS
NAME OF ISSUER             OF CLASS    CUSIP    (x$1000)     PRN AMT    PRN       DSCR
------------------------------------------------------------------------------------------
3M Company                   COM     88579Y101       1873      24500    SHR       SOLE
Abbott Laboratories          COM     002824100        720      12900    SHR       SOLE
Accenture                    COM     G1150G111       1904      49400    SHR       SOLE
Adobe Systems Inc            COM     00724F101        638      15300    SHR       SOLE
Aflac Inc                    COM     001055102        579      12300    SHR       SOLE
Akamai Technologies          COM     00971T101        794      15900    SHR       SOLE
Allegheny Tech Inc           COM     01741R102       1419      13300    SHR       SOLE
Allergan Inc.                COM     001849010       1147      10350    SHR       SOLE
American Movil S A DE CV     ADR     02364W105       1811      37900    SHR       SOLE
Amern Tower Corp Class A     COM     029912201       1363      35000    SHR       SOLE
Apache Corp                  COM     037411105        749      10600    SHR       SOLE
Autodesk Inc                 COM     052769106        451      12000    SHR       SOLE
Automatic Data Processing    COM     005301510       1186      24500    SHR       SOLE
Bank of America              COM     060505104       2635      51650    SHR       SOLE
Barclays Plc                 ADR     06738E204       1406      24700    SHR       SOLE
Barr Pharmuceuticals, Inc.   COM     068306109        440       9500    SHR       SOLE
Berkshire Hathaway Cl B      COM     084670207        706        194    SHR       SOLE
Best Buy Inc                 COM     085616101        224       4600    SHR       SOLE
BP Amoco PLD ADR             ADR     055622104       3661      56533    SHR       SOLE
Broadcom Corp                COM     111320107        747      23300    SHR       SOLE
Burlington Northern Sante    COM     12189T104       1198      14900    SHR       SOLE
Capital One Financial        COM     14040H105        973      12900    SHR       SOLE
Chevrontexaco Corp           COM     166764100        379       5119    SHR       SOLE
China Mobile Limited         ADR     16941M109        866      19300    SHR       SOLE
Cisco Systems Inc.           COM     17275R102       2211      86600    SHR       SOLE
Citigroup                    COM     172967101       2192      42700    SHR       SOLE
Colgate-Palmolive            COM     194162103       1227      18366    SHR       SOLE
Companhia Vale Do Adr        ADR     204412209       1417      38300    SHR       SOLE
Conocophillips Com           COM     20825C104       1905      27868    SHR       SOLE
Consol Energy Inc            COM     20854P109       2305      58900    SHR       SOLE
Copano Energy Llc            COM     217202100        308       4500    SHR       SOLE
Corning Inc.                 COM     219350105        980      43100    SHR       SOLE
CSX Corporation              COM     126408103       1642      41003    SHR       SOLE
CVS Corporation Delaware     COM     126650100        263       7700    SHR       SOLE
Danaher Corporation          COM     235851102        765      10700    SHR       SOLE
Dean Foods                   COM     242370104        201       4300    SHR       SOLE
Diageo PLC ADR               ADR     386090302       2488      30735    SHR       SOLE
Ebay, Inc.                   COM     278642103       1860      56100    SHR       SOLE
Eli Lilly & Co.              COM     532457108       1069      19894    SHR       SOLE
Emerson Electric Company     COM     291011104        638      14800    SHR       SOLE
Encana Corporation           ADR     292505104        668      13200    SHR       SOLE
EOG Resources                COM     26875P101        321       4500    SHR       SOLE
Express 1 Expidited Soluti   COM     815801105         22      16500    SHR       SOLE
Exxon Mobile Corp.           COM     30231G102       1711      22672    SHR       SOLE
FedEx Corp                   COM     31428X106       2503      23300    SHR       SOLE
Fluor Corp.                  COM     343861100        906      10100    SHR       SOLE
General Electric             COM     369604103       4645     131373    SHR       SOLE
Goldman Sachs Group Inc.     COM     38141G104        372       1800    SHR       SOLE
Hartford Finl. Services      COM     416515104       1768      18500    SHR       SOLE
Henry Schein Inc             COM     806407102       1926      34900    SHR       SOLE
Honda Motor Co Ltd Adr       ADR     438128308        732      21000    SHR       SOLE
HSBC Holdings PLC-SPON       ADR     404280406       1418      16150    SHR       SOLE
Intel Corporation            COM     458140100        949      49600    SHR       SOLE
J.P. Morgan Chase & Co.      COM     46625H100       1133      23410    SHR       SOLE
Johnson & Johnson            COM     478160104       2350      39000    SHR       SOLE
Marriott Intl Inc Cl A       COM     571903202       1694      34600    SHR       SOLE
Marshall & Ilsley Corp       COM     571834100        662      14304    SHR       SOLE
McCormick & Co.              COM     579780206        439      11400    SHR       SOLE
Medtronic Inc                COM     585055106       1797      36625    SHR       SOLE
Microsoft Corporation        COM     594918104       3276     117530    SHR       SOLE
Monsanto                     COM     61166W101       3320      60400    SHR       SOLE
Oracle Corp                  COM     68389X105        874      48218    SHR       SOLE
Paincare Holdings Inc        COM     69562E104          4      12050    SHR       SOLE
PepsiCo Inc.                 COM     713448108       2714      42700    SHR       SOLE
Petroleo Brasileiro Adrf     ADR     71654V408        527       5300    SHR       SOLE
Praxair, Inc.                COM     74005P104       1347      21400    SHR       SOLE
Procter & Gamble             COM     742718109       2825      44734    SHR       SOLE
Republic Bancorp Incl KY C   COM     760281204        251      11104    SHR       SOLE
Roche Hldg Ltd Spon Adrf     ADR     771195104       2022      22850    SHR       SOLE
Schlumberger Ltd.            COM     806857108       1921      27800    SHR       SOLE
Simon Property Group, Inc    COM     828806109        556       5000    SHR       SOLE
Starbucks Corporation        COM     855244109       1744      55600    SHR       SOLE
Starwood Hotels & Resort     COM     85590A401        649      10000    SHR       SOLE
Stryker Corp                 COM     863667101       1724      26000    SHR       SOLE
Suncor Energy                ADR     867229106        611       8000    SHR       SOLE
Sysco Corp                   COM     871829107        866      25600    SHR       SOLE
Target Corp.                 COM     87612E106        521       8800    SHR       SOLE
Textron Incorporated         COM     883203101       1105      12300    SHR       SOLE
Toyota Motor                 ADR     892331307       2333      18200    SHR       SOLE
Transocean Offshore Inc.     COM     893817106        621       7600    SHR       SOLE
United Comm Bancorp          COM     909835100        310      20000    SHR       SOLE
United Technologies Corp.    COM     913017109       1235      19000    SHR       SOLE
Verizon Communications       COM     92343V104        899      23700    SHR       SOLE
Walgreen Company             COM     931422109       3313      72200    SHR       SOLE
Wells Fargo & Co             COM     949746101       1067      31000    SHR       SOLE
Williams Companies, Inc.     COM     969457100        757      26600    SHR       SOLE
Wyeth                        COM     983024100       1463      29233    SHR       SOLE
XTO Energy                   COM     98385X106       1102      20100    SHR       SOLE
